Condensed financial statements of the parent company only - Condensed Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Net income	$ 195,184	$ 153,252	$ 115,942
Adjustments to reconcile net income to operating cash flows
Depreciation and amortization	46,476	50,398	52,261
(Increase) decrease in carrying value of equity method investments	(1,118)	(1,028)	(1,137)
Share-based payments and settlements	12,582	8,410	14,423
Net realized / unrealized (gains) losses on other real estate owned	322	2,383	440
Net realized (gains) losses on available-for-sale investments	(1,100)	(4,186)	(1,546)
Dividends received from equity method investments	556	412	441
Provision for credit (recovery) losses	(6,991)	(5,837)	4,399
Changes in operating assets and liabilities
(Increase) decrease in accrued interest receivable	3,838	(1,761)	(6,054)
(Increase) decrease in other assets	(7,813)	25,600	(6,694)
Increase (decrease) in accrued interest payable	2,774	82	(284)
Increase (decrease) in employee benefit plans and other liabilities	51,635	14,396	5,587
Cash provided by (used in) operating activities	296,345	242,121	178,636
Cash flows from investing activities
(Increase) decrease in securities purchased under agreement to resell	151,428	(29,956)	(148,813)
Net (increase) decrease in short-term investments other than restricted cash	188,115	277,788	(122,323)
Net change in trading investments	329	(511)	314,986
Available-for-sale investments: proceeds from sale	854,160	213,047	60,548
Available-for-sale investments: proceeds from maturities and pay downs	480,765	524,971	576,892
Available-for-sale investments: purchases	(242,087)	(730,765)	(1,884,554)
Held-to-maturity investments: proceeds from maturities and pay downs	166,406	113,573	73,725
Held-to-maturity investments: purchases	(903,958)	(385,813)	(360,959)
Net (increase) decrease in loans to third parties	(321,944)	(130,107)	321,722
Additions to premises, equipment and computer software	(18,529)	(19,218)	(9,804)
Proceeds from sale of other real estate owned	5,896	2,689	5,528
Net cash disbursed for business acquisitions	(20,722)	0	(21,778)
Cash provided by (used in) investing activities	338,551	(164,302)	(1,194,830)
Cash flows from financing activities
Net increase (decrease) in demand and term deposit liabilities	(22,543)	(621,105)	1,056,029
Issuance of subordinated capital, net of underwriting fees	73,218	0	0
Repayment of long-term debt	(47,000)	0	0
Proceeds from issuance of common shares, net of underwriting discounts and commissions	0	13	131,600
Cost of issuance of common shares	0	0	(5,458)
Proceeds from loans sold under agreement to repurchase	0	0	5,152
Cost of repurchase of loans under agreement to repurchase	0	0	(5,152)
Common shares repurchased	(48,443)	0	(1,633)
Preference shares repurchased	0	0	(212,121)
Warrant repurchased	0	0	(100)
Proceeds from stock option exercises	3,318	4,546	6,919
Cash dividends paid on common shares	(83,704)	(69,731)	(19,346)
Cash dividends paid on preference shares	0	0	(14,629)
Preference shares guarantee fee paid	0	0	(1,676)
Cash provided by (used in) financing activities	(125,154)	(686,277)	939,585
Cash, cash equivalent and restricted cash: beginning of year	1,557,732	2,119,545	2,301,399
Cash, cash equivalent and restricted cash: end of year	2,070,120	1,557,732	2,119,545
Components of cash, cash equivalent and restricted cash at end of year
Cash due from banks				$ 2,053,883	$ 1,535,138	$ 2,101,651
Restricted cash included in short-term investments on the consolidated balance sheets				16,237	22,594	17,894
Total cash, cash equivalent and restricted cash at end of year	1,557,732	2,119,545	2,301,399	2,070,120	1,557,732	2,119,545
Non-cash items
Transfer to other real estate owned	2,437	0	8,961
Bank of N.T. Butterfield & Son Ltd
Cash flows from operating activities
Net income	195,184	153,252	115,942
Adjustments to reconcile net income to operating cash flows
Depreciation and amortization	21,425	23,982	23,687
(Increase) decrease in carrying value of equity method investments	(1,033)	(1,152)	(949)
Share-based payments and settlements	12,582	8,410	14,423
Equity in undistributed earnings of subsidiaries	(31,867)	(21,508)	(13,551)
Net realized / unrealized (gains) losses on other real estate owned	323	2,416	287
Net realized (gains) losses on available-for-sale investments	(758)	(4,241)	(1,222)
Dividends received from equity method investments	376	307	319
Provision for credit (recovery) losses	(6,823)	(4,618)	7,263
Changes in operating assets and liabilities
(Increase) decrease in accrued interest receivable	(755)	2,886	(1,163)
(Increase) decrease in other assets	(11,160)	12,167	(20,312)
Increase (decrease) in accrued interest payable	1,737	(519)	160
Increase (decrease) in employee benefit plans and other liabilities	(2,523)	22,282	10,388
Cash provided by (used in) operating activities	176,708	193,664	135,272
Cash flows from investing activities
(Increase) decrease in securities purchased under agreement to resell	151,428	(29,956)	(148,813)
Net (increase) decrease in short-term investments other than restricted cash	87,268	342,585	(330,144)
Net change in trading investments	329	(511)	(146)
Available-for-sale investments: proceeds from sale	681,656	205,257	25,489
Available-for-sale investments: proceeds from maturities and pay downs	340,114	324,907	341,835
Available-for-sale investments: purchases	(156,271)	(595,526)	(1,332,836)
Held-to-maturity investments: proceeds from maturities and pay downs	82,853	59,424	38,430
Held-to-maturity investments: purchases	(525,637)	(199,145)	(124,325)
Net (increase) decrease in loans to third parties	15,184	(46,391)	177,823
Additions to premises, equipment and computer software	(9,830)	(14,777)	(5,700)
Proceeds from sale of other real estate owned	5,896	1,795	3,061
Injection of capital in subsidiary	(64,029)	(12,802)	(6,945)
Return of capital from a subsidiary	8,244	12,376	0
Net cash disbursed for business acquisitions	0	0	(2,540)
Cash provided by (used in) investing activities	619,781	85,212	(1,349,031)
Cash flows from financing activities
Net increase (decrease) in demand and term deposit liabilities	(603,925)	(811,322)	1,696,948
Issuance of subordinated capital, net of underwriting fees	73,218	0	0
Repayment of long-term debt	(47,000)	0	0
Proceeds from issuance of common shares, net of underwriting discounts and commissions	0	13	131,600
Cost of issuance of common shares	0	0	(5,458)
Proceeds from loans sold under agreement to repurchase	0	0	5,152
Cost of repurchase of loans under agreement to repurchase	0	0	(5,152)
Common shares repurchased	(48,443)	0	(1,633)
Preference shares repurchased	0	0	(212,121)
Warrant repurchased	0	0	(100)
Proceeds from stock option exercises	3,318	4,546	6,919
Cash dividends paid on common shares	(83,704)	(69,731)	(19,346)
Cash dividends paid on preference shares	0	0	(14,629)
Preference shares guarantee fee paid	0	0	(1,676)
Cash provided by (used in) financing activities	(706,536)	(876,494)	1,580,504
Net increase (decrease) in cash, cash equivalent and restricted cash	89,953	(597,618)	366,745
Cash, cash equivalent and restricted cash: beginning of year	627,046	1,224,664	857,919
Cash, cash equivalent and restricted cash: end of year	716,999	627,046	1,224,664
Components of cash, cash equivalent and restricted cash at end of year
Cash due from banks				703,263	604,993	1,206,770
Restricted cash included in short-term investments on the consolidated balance sheets				13,736	22,053	17,894
Total cash, cash equivalent and restricted cash at end of year	627,046	1,224,664	857,919	$ 716,999	$ 627,046	$ 1,224,664
Supplemental disclosure of cash flow information
Cash interest paid	15,428	9,447	11,660
Non-cash items
Transfer to other real estate owned	2,041	0	8,961
Bank of N.T. Butterfield & Son Ltd | Banks
Cash flows from investing activities
Net decrease in loans to subsidiaries	764	40,689	10,608
Bank of N.T. Butterfield & Son Ltd | Customers
Cash flows from investing activities
Net decrease in loans to subsidiaries	$ 1,812	$ (2,713)	$ 5,172